Energy Infrastructure Assets - Summary of Reconciliation Of changes In Carrying Amount Energy Infrastructure Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 104
Ending Balance	96	$ 104
Energy Infrastructure Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	864
Ending Balance	713	864
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	190	200
Additions	16	16
Disposals	(12)	(19)
Currency translation effects	(6)	0
Ending Balance	187	190
Cost [Member] | Energy Infrastructure Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,142	1,129
Additions	59	90
Disposals	(119)	(70)
Currency translation effects	(23)	(7)
Ending Balance	1,059	1,142
Accumulated Depreciation And Amortisation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(86)	(87)
Depreciation charge	(20)	(20)
Disposals	12	12
Currency translation effects	3	3
Ending Balance	(91)	(86)
Accumulated Depreciation And Amortisation [Member] | Energy Infrastructure Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(278)	(215)
Depreciation charge	(111)	(127)
Impairment	(1)	(1)
Disposals	27	53
Currency translation effects	17	12
Ending Balance	$ (346)	$ (278)